Loan Portfolio Indemnification Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Loan Portfolio Indemnification Obligations
Loan Portfolio Indemnification Obligations

Note 7 - Loan Portfolio Indemnification Obligations

Under the Second Amended CAA, the Company indemnifies PCCU for up to 65% of default-related losses on PCCU’s CRB loan portfolio.

The obligation is recognized as two independent, coexisting liabilities that do not offset each other: (i) a noncontingent stand-ready guarantee liability under ASC 460, measured at fair value at inception, and (ii) a contingent expected credit loss (benefit) liability under ASC 326-20, representing the Company’s up to 65% share of estimated lifetime expected credit losses (benefit) on the PCCU CRB portfolio. Each liability is recognized with a corresponding contract asset under ASC 340-40-25-3, as the indemnification costs are directly related to the Second Amended CAA and are expected to be recovered through the Company’s up to 65% share of loan program income.

ASC 460 - Guarantee Liability

The issuance of a guarantee imposes a noncontingent obligation to stand ready to perform and initial recognition is required at inception regardless of whether payment is probable. The stand-ready liability is recognized separately from the ASC 326 liability.

The stand-ready liability is measured at fair value at inception under ASC 820-10 using a market-based insurance pricing approach that is classified as Level 3 due to the absence of observable market inputs for cannabis lending guarantees. The fair value of a guarantee at inception reflects the premium that a market participant (analogized to a specialty insurance carrier) would charge in an arm’s-length transaction to underwrite the same risk. Because no direct market comparable exists for cannabis CRB loan portfolio guarantees, management estimated the standalone selling price by constructing the premium components a specialty financial guarantor would require. The fair value incorporates three components: (a) the expected loss element, representing the probability-weighted losses the guarantor expects to absorb; (b) a stand-ready risk premium, representing the additional compensation a market participant would require for uncertainty, volatility, and the uncapped nature of the commitment beyond expected losses; and (c) a time value adjustment.

Key Level 3 inputs as of December 31, 2025 are as follows:

Significant Unobservable Input
Pooled Probability of Default or PD (Ratings 2–5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 16.6% cannabis qualitative premium)	35%
Tranche C PD	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year – Tranche A	4 years
Weighted average pay out year – Tranche B	3 years
Weighted average pay out year – Tranche C	2 years
Weighted average pay out year – Stand Ready Premium	3 years

For loans entered into subsequent to October 1, 2025, the effective date of the Second Amended CAA, management evaluates the stand-ready guarantee on a specific identification basis, separate from the pooled tranche inputs presented above. Loans originated under this methodology are evaluated using the tranche-specific assumptions determined at each loan’s origination date, as follows:

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Three months ended September 30, 2026	1	7.25%	25%	120% of expected loss	5.0%	5 years

Origination Quarter	# Loans	PD	LGD (incl. cannabis qualitative premium)	Stand-Ready Risk Premium Loading	Discount Rate	Weighted Avg Payout
Nine months ended September 30, 2026	3	7.25%	25%	120% of expected loss	4.4% to 5.0%	5 years

The maximum potential amount of future payments under the guarantee across all loans evaluated on a specific identification basis is approximately $33.3 million and $33.8 million as of September 30, 2026 and December 31, 2025, respectively, representing 65% of the total outstanding CRB loan portfolio balance.

Each stand-ready guarantee liability tranche is reduced through amortization on a straight-line basis over its respective weighted average payout period, determined at origination and disclosed in the table above. The release period and release pattern for each tranche are reassessed at least annually. If material changes in the portfolio composition at inception, loan paydowns, or maturities indicate that the weighted average life assumption is no longer appropriate, the Company adjusts the release period and pattern prospectively.

ASC 326-20 - Financial Indemnification Liability

The financial indemnification liability is estimated using a probability of default (“PD”) × loss given default (“LGD”) framework, with the indemnified portfolio segmented by management’s internal risk rating scale into three tranches. Key assumptions are independently developed by management, incorporating cannabis industry-specific risk factors through a qualitative LGD premium ranging from 12.5% to 17.9% applied across all pooled tranches and individual evaluation of Tranche C loans.

The indemnified portfolio is segmented into three tranches. Loans rated 9 or higher are individually evaluated rather than included in the pooled analysis.

The expected credit loss liability as of September 30, 2026 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2–5	$29,779,662	Pooled; rates 0.5%–1.8%	$314,761
Tranche B - Elevated Risk	6–8	21,524,586	Pooled; rates 2.0%–3.2%	242,444
Total		$51,304,248		$557,205

The expected credit loss liability as of December 31, 2025 is as follows:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2–5	$35,544,024	Pooled; rates 0.5%–1.8%	$406,066
Tranche B - Elevated Risk	6–8	7,168,435	Pooled; rates 3.2%–9.2%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

At December 31, 2025, there was a single loan within Tranche C that was individually evaluated due to its commercial and industrial (C&I) structure and collateral-dependent status. Following an independent risk review completed by the loan’s third-party servicer in May 2026, which considered debt-service coverage trends, revenue growth, and a sustained history of current payments, and applied a conservative override to the loan’s quantitatively-indicated rating the loan’s risk rating was upgraded from 9 (Doubtful) to 8 (Substandard) as of September 30, 2026. In connection with this upgrade, management revised the PD applied to the loan to reflect the improved risk profile; the LGD assumption of 50% was not changed, as the collateral composition and expected recovery in a default scenario are unaffected by the payment-performance improvement. The loan remains current on all scheduled payments, and interest income continues to be recognized.

Loans in the portfolio are secured primarily by real estate used for cannabis-specific purposes, including cultivation facilities, processing facilities, and retail dispensaries, and in certain cases by business assets under UCC filings. Because cannabis-use properties have limited alternative-use marketability under current federal law, management applies a two-step discount to collateral values: (i) elimination of the cannabis license premium (the “green tax”), reflecting that a non-cannabis buyer would not ascribe value to the cannabis operating license embedded in the appraised value; and (ii) a reduction to the remaining value to reflect proceeds realizable from a liquidation sale to a non-cannabis buyer. As of September 30, 2026 and December 31, 2025, this methodology results in adjusted portfolio collateral of approximately $44.1 million and $44.1 million against a gross balance of $51.3 million and $52.1 million, respectively.

The portfolio has experienced minimal credit losses since program inception. Management supplements this limited loss history with cannabis industry benchmarks and peer data. Cannabis industry-specific risk including 100% single-industry concentration, Schedule I federal status, and collateral marketability constraints is reflected through an embedded qualitative LGD premium across all pooled tranches.

Expected credit losses are estimated using historical loss rates derived from a five-year lookback period, reflecting 2 restructured loans out of 28 over that period. Management determined that reasonable and supportable forecasts of future economic conditions beyond the historical loss experience could not be made for this portfolio given its limited loss history and the significant uncertainty surrounding the cannabis regulatory and legal environment. Accordingly, the historical loss rates are applied without forward-looking adjustment, with immediate reversion to historical rates.

The financial indemnification liability is remeasured quarterly; changes are recognized as credit loss expense or income per ASC 326-20-35-8. The 65% indemnification percentage is subject to reduction under the Second Amended CAA’s listing-related adjustment clause if the Company fails to maintain Nasdaq listing standards. A reduction would result in a partial release of the ASC 460 liability to income, a downward remeasurement of the financial indemnification liability, and an impairment assessment of the related contract assets.

Roll forward of Stand-Ready Guarantee Liability and Financial Indemnification Liability

	Stand-ready guarantee liability	Financial indemnification liability	Total
Balance, December 31, 2025	$1,957,083	$1,091,772	$3,048,855
Change in credit benefit	(182,917)	(133,659)	(316,576)
Balance, March 31, 2026	1,774,166	958,113	2,732,279
Additions from loans originated during the period	10,014	19,686	29,700
Change in credit benefit	(183,042)	(232,777)	(415,819)
Balance, June 30, 2026	1,601,138	745,022	2,346,160
Additions from loans originated during the period	2,155	2,057	4,212
Change in credit benefit	(167,750)	(189,874)	(357,624)
Balance, September 30, 2026	$1,435,543	$557,205	$1,992,748

As of September 30, 2026, $0.7 million and $0.1 million of the stand-ready guarantee liability and financial indemnification liability, respectively, are classified as current, with the remaining $0.7 million and $0.5 million classified as non-current. As of December 31, 2025, $0.7 million and $0.4 million of the stand-ready guarantee liability and financial indemnification liability, respectively, were classified as current, with the remaining $1.2 million and $0.7 million classified as non-current.

Note 8 - Loan Portfolio Indemnification Obligations

Under the Second Amended CAA, the Company indemnifies PCCU for up to 65% of Default-Related Losses on PCCU’s CRB loan portfolio. The Agreement has a stated effective date of October 1, 2025. The Company, and PCCU reached agreement on the material economic terms of the Second Amended CAA on or about October 1, 2025, following completion of the September 2025 Recapitalization. The written agreement was formally executed on February 4, 2026; the intervening period involved only procedural and documentation matters that did not affect the substance of the agreed terms. Accordingly, the Company has given effect to the Second Amended CAA from October 1, 2025, consistent with ASC 606 contract modification guidance.

The obligation is recognized as two independent, coexisting liabilities that do not offset each other: (i) a noncontingent stand-ready guarantee liability under ASC 460, measured at fair value at inception, and (ii) a contingent expected credit loss liability under ASC 326-20, representing the Company’s up to 65% share of estimated lifetime expected credit losses on the PCCU CRB portfolio. Each liability is recognized with a corresponding contract asset under ASC 340-40-25-2, as the indemnification costs are directly related to the Agreement and are expected to be recovered through the Company’s up to 65% share of loan program income. The net Day 1 equity impact is zero.

The following table summarizes the October 1, 2025, inception date, consolidated balance sheet impact of ASC 460 and ASC 326.

	ASC 460	ASC 326	Total
Contract asset	$2,135,000	$1,091,772	$3,226,772
Financial indemnification liability	-	1,091,772	1,091,772
Stand-ready guarantee liability	$2,135,000	$-	$2,135,000

ASC 460 - Guarantee Liability

The issuance of a guarantee imposes a noncontingent obligation to stand ready to perform; initial recognition is required at inception regardless of whether payment is probable. The stand-ready liability is recognized separately from the ASC 326 liability.

The stand-ready liability is measured at fair value at inception under ASC 820-10 using a market-based insurance pricing approach, classified as Level 3 due to the absence of observable market inputs for cannabis lending guarantees. The fair value of a guarantee at inception reflects the premium that a market participant (analogized to a specialty insurance carrier) would charge in an arm’s-length transaction to underwrite the same risk. Because no direct market comparable exist for cannabis CRB loan portfolio guarantees, management estimated the standalone selling price by constructing the premium components a specialty financial guarantor would require. The fair value incorporates three components: (a) the expected loss element, representing the probability-weighted losses the guarantor expects to absorb; (b) a stand-ready risk premium, representing the additional compensation a market participant would require for uncertainty, volatility, and the uncapped nature of the commitment beyond expected losses; and (c) a time value adjustment. Key Level 3 inputs are as follows:

Significant Unobservable Input	Value
Pooled Probability of Default or PD (Ratings 2-5)	7.25%
Pooled Loss Given Default or LGD (inclusive of 13% cannabis qualitative premium)	35%
Tranche C PD (Rating 9, individually evaluated)	35%
Tranche C LGD on uncollateralized gap	50%
Stand-ready risk premium loading	120% of expected loss
Discount rate	4.0%
Weighted average pay out year - Tranche A	4 years
Weighted average pay out year - Tranche B	3 years
Weighted average pay out year - Tranche C	2 years
Weighted average pay out year - Stand Ready Premium	3 years

The maximum potential number of future payments under the guarantee is approximately $33.8 million, representing 65% of the total outstanding CRB loan portfolio balance. The indemnification percentage is subject to reduction under the Agreement’s Listing-Related Adjustment Clause.

The stand-ready guarantee liability is reduced through amortization on a straight-line basis over three years, representing the weighted average life of the underlying loan portfolio at inception. The release period and pattern are reassessed at least annually and will be adjusted prospectively if material changes in portfolio composition, paydowns, or maturities indicate that the weighted average life assumption is no longer appropriate. The corresponding contract asset is amortized on the same basis as operating expense partially offset by the liability release to income each period.

ASC 326-20 - Financial Indemnification Liability

Financial indemnification liability are estimated using a PD × LGD framework segmented by PCCU’s internal risk rating scale. Management uses PCCU’s reserve methodology as a baseline and independently evaluates key assumptions, with adjustments where management’s estimates differ from PCCU’s. The cannabis industry specific risk is reflected through a 16.6% qualitative LGD premium and management’s independent assessment of Tranche C.

The indemnified portfolio is segmented into three tranches. Loans rated 9 or 10 are individually evaluated rather than included in the pooled analysis:

Tranche	Ratings	Loan Balance	Loss Method	Reserve
Tranche A - Pass Rated	2-5	$35,544,024	Pooled; rates 0.453%-1.81%	$406,066
Tranche B - Elevated Risk	6-8	7,168,435	Pooled; rates 3.17%-9.21%	296,304
Tranche C - Specific Risk	9	9,346,394	Individual evaluation	389,402
Total		$52,058,853		$1,091,772

There is a single loan in Tranche C that is individually evaluated due to its past-maturity status (original maturity July 2024) and commercial and industrial or C&I structure secured solely by a UCC filing on business assets with certain personal guarantees. Management applied a 35% PD and 50% LGD on the uncollateralized gap of approximately $3.4 million.

Loans in the portfolio are secured primarily by real estate used for cannabis-specific purposes, including cultivation facilities, processing facilities, and retail dispensaries, and in certain cases by business assets under UCC filings. Because cannabis-use properties have limited alternative-use marketability under current federal law, management applies a two-step discount to collateral values: (i) elimination of the cannabis license premium (the “green tax”), reflecting that a non-cannabis buyer would not ascribe value to the cannabis operating license embedded in the appraised value; and (ii) a reduction to the remaining value to reflect proceeds realizable from a liquidation sale to a non-cannabis buyer. This methodology results in adjusted portfolio collateral of approximately $44.1 million against a gross balance of $52.1 million.

The portfolio has experienced zero credit losses since program inception. Management supplements this limited loss history with cannabis industry benchmarks and peer data. Cannabis industry-specific risk including 100% single-industry concentration, Schedule I federal status, and collateral marketability constraints is reflected through an embedded 16.6% qualitative LGD premium across all pooled tranches.

Expected credit losses are estimated using historical loss rates derived from a five-year lookback period, reflecting 2 restructured loans out of 28 over that period. Management determined that reasonable and supportable forecasts of future economic conditions beyond the historical loss experience could not be made for this portfolio, given its limited loss history and the significant uncertainty surrounding the cannabis regulatory and legal environment. Accordingly, the historical loss rates are applied without forward-looking adjustment, with immediate reversion to historical rates.

The financial indemnification liability is remeasured quarterly; changes are recognized as credit loss expense or income per ASC 326-20-35-8. The inception-date contract asset is reduced as underlying loans pay down or mature and is not subject to straight-line amortization. The 65% indemnification percentage is subject to reduction under the Agreement’s Listing-Related Adjustment Clause if the Company fails to maintain NASDAQ listing standards. A reduction would result in a partial release of the ASC 460 liability to income, a downward remeasurement of the financial indemnification liability, and an impairment assessment of the related contract assets.

For the year ended December 31, 2025, the Company recognized a reversal of provision of $0.2 million, representing the systematic release of the ASC 460 stand-ready guarantee liability computed over the weighted-average remaining life of three years of the covered CRB loan portfolio. As of December 31, 2025, the Company did not change its financial indemnification liability, as such there was no impact on the consolidated statements of operations.

As of December 31, 2024, there was no financial indemnification liability as the Company ceased indemnifying the loan portfolio subject to the first amendment to the PCCU CAA. As of December 31, 2024, the Company favorably reversed a $1.4M indemnification liability. For the period between January 1, 2025 and September 30, 2025, the Company did not indemnify loan portfolio.

The following table summarizes the changes of the contract asset for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$-	$-
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Amortization	(85,401)	(43,671)	(129,072)	-	-	-
Ending balance	2,049,599	1,048,101	3,097,700	-	-	-
Less: current portion	(341,600)	(174,683)	(516,283)	-	-	-
Total non-current portion	$1,707,999	$873,418	$2,581,417	$-	$-	$-

The following table summarizes the changes of the liabilities for the year ended December 31, 2025 and December 31, 2024:

	For the Year Ended December 31, 2025			For the Year Ended December 31, 2024
	ASC460	ASC 326	Total	ASC 460	ASC 326	Total
Beginning balance	$-	$-	$-	$-	$1,393,131	$1,393,131
Initial recognition as per Second Amended CAA	2,135,000	1,091,772	3,226,772	-	-	-
Benefit	(177,917)	-	(177,917)	-	(1,393,131)	(1,393,131)
Ending balance	1,957,083	1,091,772	3,048,855	-	-	-
Less: current portion	(711,667)	(433,968)	(1,145,635)	-	-	-
Total non-current portion	$1,245,416	$657,804	$1,903,220	$-	$-	$-